Reclamation and Mine Closure - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Accrued reclamation liabilities	$ 0.6	$ 0.9	$ 1.8